Goodwill and Other Intangible Assets	12 Months Ended
Apr. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

NOTE 7	GOODWILL AND OTHER INTANGIBLE ASSETS
A summary of changes in goodwill by reportable segment is as follows:

	U.S. Retail Coffee	U.S. Retail Consumer Foods	U.S. Retail Pet Foods	International and Away From Home	Total
Balance at May 1, 2016	$2,090.9	$1,600.9	$1,969.5	$429.8	$6,091.1
Other (A)	—	(1.9)	—	(12.1)	(14.0)
Balance at April 30, 2017	$2,090.9	$1,599.0	$1,969.5	$417.7	$6,077.1
Impairment charges (B)	—	—	(145.0)	—	(145.0)
Other (A)	—	1.4	—	8.7	10.1
Balance at April 30, 2018	$2,090.9	$1,600.4	$1,824.5	$426.4	$5,942.2

(A)	The amounts classified as other represent foreign currency exchange adjustments.

(B)	There have been no goodwill impairment charges recognized in prior periods.
The following table summarizes our other intangible assets and related accumulated amortization and impairment charges, including foreign currency exchange adjustments.

	April 30, 2018			April 30, 2017
Acquisition Cost		Accumulated Amortization/ Impairment Charges/ Foreign Currency Exchange	Net	Acquisition Cost	Accumulated Amortization/ Impairment Charges/ Foreign Currency Exchange	Net
Finite-lived intangible assets subject to amortization:
Customer and contractual relationships	$3,520.1	$959.3	$2,560.8	$3,520.1	$802.1	$2,718.0
Patents and technology	168.5	114.4	54.1	168.5	101.4	67.1
Trademarks	556.4	145.0	411.4	556.4	112.7	443.7
Total intangible assets subject to amortization	$4,245.0	$1,218.7	$3,026.3	$4,245.0	$1,016.2	$3,228.8
Indefinite-lived intangible assets not subject to amortization:
Trademarks	$3,078.1	$187.9	$2,890.2	$3,078.1	$157.0	$2,921.1
Total other intangible assets	$7,323.1	$1,406.6	$5,916.5	$7,323.1	$1,173.2	$6,149.9

Amortization expense for finite-lived intangible assets was $204.8, $205.9, and $204.7 in 2018, 2017, and 2016, respectively. The weighted-average useful lives of the customer and contractual relationships, patents and technology, and trademarks are 23 years, 14 years, and 16 years, respectively. The weighted-average useful life of total finite-lived intangible assets is 22 years. Based on the carrying amount of intangible assets subject to amortization at April 30, 2018, the estimated amortization expense is $205.1 for 2019, $200.4 for 2020, $198.8 for 2021, $193.4 for 2022, and $186.0 for 2023.

We review goodwill and other indefinite-lived intangible assets at least annually on February 1 for impairment and more often if indicators of impairment exist.

During the third quarter of 2018, we completed our annual long-range planning process, which resulted in a decline in forecasted net sales for the U.S. Retail Pet Foods segment. As a result of the decreased projections, as well as the narrow differences between estimated fair value and carrying value, we performed an interim impairment analysis on the goodwill of the Pet Foods reporting unit and the indefinite-lived trademarks included within the U.S. Retail Pet Foods segment, which was prior to the annual impairment review performed as of February 1, 2018. We recognized total impairment charges of $176.9, of which $145.0 and $31.9 related to the goodwill of the Pet Foods reporting unit and certain indefinite-lived trademarks within the U.S. Retail Pet Foods segment, respectively, to the extent the carrying values exceeded the estimated fair values. These charges were included as a noncash charge in our Statement of Consolidated Income. Furthermore, we early adopted ASU 2017-04, Intangibles – Goodwill and Other (Topic 350) Simplifying the Test for Goodwill Impairment, in connection with the interim impairment analysis. As a result, we did not perform Step 2 of the goodwill impairment test for the goodwill of the Pet Foods reporting unit and recorded the impairment charge based on the excess of the reporting unit’s carrying value over its fair value. For further details, refer to Note 1: Accounting Policies.

As of February 1, 2018, we completed the annual impairment review, in which goodwill impairment was tested at the reporting unit level for our seven reporting units. As part of our annual evaluation, we did not recognize any other impairment charges related to our goodwill and indefinite-lived trademarks. The estimated fair value of each reporting unit and material indefinite-lived intangible asset was substantially in excess of its carrying value as of the annual test date, with the exception of the Pet Foods reporting unit and all indefinite-lived trademarks within the U.S. Retail Pet Foods segment. Additional sensitivity analyses were performed for the Pet Foods reporting unit, assuming a hypothetical 50-basis-point decrease in the expected long-term growth rate or a hypothetical 50-basis-point increase in the weighted-average cost of capital. Both scenarios independently yielded an estimated fair value for the Pet Foods reporting unit below carrying value.
During 2017, we recognized total impairment charges of $133.2 primarily related to certain indefinite-lived trademarks within the U.S. Retail Pet Foods segment and did not recognize any impairment charges related to goodwill.
The goodwill and indefinite-lived trademarks within the U.S. Retail Pet Foods segment remain susceptible to future impairment charges, as the carrying values approximate estimated fair values at April 30, 2018. In addition, any meaningful adverse change to our near or long-term projections or macro-economic conditions could result in future impairment charges.